OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.         Definite-lived other intangible assets:

	December 31,
	2017	2016
Original amounts:
Core technology	$673,291	$623,274
Customer relationships, backlog and distribution network	382,031	372,438
Trademarks	56,196	55,745

	1,111,518	1,051,457
Accumulated amortization:
Core technology	315,665	238,898
Customer relationships and distribution network	225,951	181,123
Trademarks	18,555	12,701

	560,171	432,722

Other intangible assets, net	$551,347	$618,735

b.	Amortization expense amounted to $118,377, $58,968 and $40,055 for the years ended December 31, 2017, 2016 and 2015, respectively.

c.	The Company recorded a reduction $9,677 amounts and accumulated amortization of fully amortized other intangible assets for the years ended December 31, 2016. In 2017 there was no such reduction.

d.	Estimated amortization expense:

For the year ended December 31,

2018	$102,561
2019	99,091
2020	93,837
2021	85,822
2022 and thereafter	170,036

$551,347